Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2021	2020	2021	2020
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	11,468	12,129	11,467,982	12,129,165
Cumulative preference shares of £1	1	1	483	900
Non-cumulative preference shares of US$0.01 (1)	—	—	10	10

(1)	No shares were redeemed in 2021 or 2020. The company announced on 1 February 2022 that it had given notice to holders of the redemption on 31 March 2022 of the Series U Non-cumulative dollar preference shares.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2020	12,094	12,093,909
Shares issued	35	35,256
At 1 January 2021	12,129	12,129,165
Shares issued	38	37,584
Shares redeemed	(699)	(698,767)
At 31 December 2021	11,468	11,467,982

Schedule of non-cumulative preference shares

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	Floating	29 September 2017	US$100,000

(1)	Preference shares where distributions are discretionary are classified as equity.

Schedule of other equity instruments

	2021	2020	2019
	£m	£m	£m
Additional Tier 1 notes
US$2.0 billion 7.5% notes callable August 2020 (1)	—	—	1,277
US$1.15 billion 8% notes callable August 2025 (1)	735	735	735
US$2.65 billion 8.625% notes callable August 2021 (2)	—	2,046	2,046
US$1.5 billion 6.000% notes callable December 2025 - June 2026 (3)	1,220	1,220	—
GBP£1.0 billion 5.125% notes callable May - November 2027 (4)	998	998	—
GBP£0.4 billion – March 2021 issuance (5)	399	—	—
US$0.75 billion – June 2021 issuance (6)	538	—	—
	3,890	4,999	4,058

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(2)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share. In July 2021, paid-in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 Capital notes.
(3)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 (translated at applicable exchange rate) per £1 share.
(4)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(5)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(6)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 (translated at applicable exchange rate) per £1 share.